UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

SEPTEMBER 30, 2006

Legg Mason Partners National Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners National Municipals Fund

Semi-Annual Report  •  September 30, 2006

What’s

Inside

Fund Objective

The Fund seeks as high a level of income exempt from federal income taxes* as is consistent with prudent investing.

*	Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)i increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advance estimate for third quarter GDP growth was 1.6%—the lowest growth rate since the first quarter of 2003.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and we believe any further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June—when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a barrel in mid-July, fell 15% in the third quarteriv. Overall,

Legg Mason Partners National Municipals Fund         I

during the six months ended September 30, 2006, two-year Treasury yields fell from 4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. Looking at the municipal market, it slightly lagged its taxable bond counterparts over the six months ended September 30, 2006. Over that period the Lehman Brothers Municipal Bond Indexv and the Lehman Brothers U.S. Aggregate Indexvi, returned 3.44% and 3.73%, respectively.

Performance Review

For the six months ended September 30, 2006, Class A shares of the Legg Mason Partners National Municipals Fund, excluding sales charges, returned 4.28%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which returned 3.44% for the same period. The Lipper General Municipal Debt Funds Category Average1 increased 3.21% over the same time frame.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2006 (excluding sales charges) (unaudited)

6 Months

National Municipals Fund — Class A Shares	4.28%

Lehman Brothers Municipal Bond Index	3.44%

Lipper General Municipal Debt Funds Category Average	3.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 4.02% and Class C shares returned 3.99% over the six months ended September 30, 2006. All share returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 258 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners National Municipals Fund

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc.’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

The Fund’s Board has also approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities assumed by the Legg Mason Partners Managed Municipals Fund, Inc. (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders. Proxy materials describing the reorganization, and other initiatives requiring shareholder approval were sent to shareholders. If shareholder approval is obtained, Fund actions are generally expected to be implemented during the first quarter of 2007.

Changes to certain share class names and features were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

The Fund was formerly known as Smith Barney Municipal Funds National Portfolio.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state

Legg Mason Partners National Municipals Fund         III

regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 27, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iv	Source: The Wall Street Journal, 9/29/06.
[v]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
vi	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

IV         Legg Mason Partners National Municipals Fund

Fund at a Glance (unaudited)

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	4.28%	$1,000.00	$1,042.80	0.65%	$3.33

Class B	4.02	1,000.00	1,040.20	1.16	5.93

Class C	3.99	1,000.00	1,039.90	1.20	6.14

(1)	For the six months ended September 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.81	0.65%	$3.29

Class B	5.00	1,000.00	1,019.25	1.16	5.87

Class C	5.00	1,000.00	1,019.05	1.20	6.07

(1)	For the six months ended September 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         3

Schedule of Investments (September 30, 2006) (unaudited)

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 92.7%
Alabama — 0.2%
$1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	$1,062,620

Alaska — 1.7%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,690,575
5,000,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25 (b)	5,419,050

		Total Alaska	8,109,625

Arizona — 3.1%
3,000,000	A-	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20	3,317,730
2,500,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	2,618,525
3,520,000	AAA	Greater Arizona Development Authority Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured, 5.000% due 8/1/18	3,824,339
2,450,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,683,730
90,000	AAA	Pima County, AZ, IDA, Single-Family Housing Authority Revenue, Series A, GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (a)(c)	91,107
1,875,000	AAA	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,041,463

		Total Arizona	14,576,894

Arkansas — 0.5%
2,000,000	BBB	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (d)	2,231,800

California — 3.1%
5,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20 (e)	5,205,450
1,200,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	1,277,676
7,900,000	AAA	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, Series A, MBIA-Insured, 5.000% due 7/1/32 (b)	8,342,242

		Total California	14,825,368

Colorado — 2.4%
		Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Ba1(f)	Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (d)	1,161,080
3,000,000	AAA	Refunding, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	3,316,290
1,000,000	A3(f)	Colorado Health Facilities Authority Revenue, Parkview Medical Center Project, 6.500% due 9/1/20	1,097,760

See Notes to Financial Statements.

4         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 2.4% (continued)
$2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	$2,359,719
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,422,400
1,000,000	Baa1(f)	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	1,059,060

		Total Colorado	11,416,309

Connecticut — 0.4%
2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,021,417

Florida — 6.9%
2,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	2,480,855
3,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (d)	3,529,500
2,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33 (d)	2,504,340
1,895,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	2,014,991
		Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D:
1,750,000	A+	6.000% due 11/15/25	1,913,275
2,750,000	A+	5.875% due 11/15/29	3,002,340
		Hillsborough County, FL:
2,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	2,189,080
1,060,000	AAA	Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (g)	1,212,619
2,000,000	AA	Jacksonville, FL, Econonomic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	2,093,160
2,000,000	AAA	Miami-Dade County, FL, Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	2,108,740
2,000,000	AAA	Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC-Insured, 5.000% due 10/1/21	2,148,240
2,000,000	Aa3(f)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (d)	2,206,940
3,500,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	3,879,680
1,000,000	AAA	Tampa, FL, Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,088,800

		Total Florida	32,372,560

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         5

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 2.5%
$1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	$1,133,760
1,000,000	Aaa(f)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,051,980
1,000,000	AA	Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue, 5.000% due 5/1/23	1,066,720
1,000,000	Aaa(f)	De Kalb County, GA, Housing Authority, MFH Revenue, Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,032,040
1,500,000	A+	Georgia Municipal Electric Authority, Power System Revenue, Series X, 6.500% due 1/1/12	1,618,410
1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,614,435
3,000,000	NR	Rockdale County, GA, Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	3,007,650
1,000,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (d)	1,105,650

		Total Georgia	11,630,645

Hawaii — 0.2%
960,000	AAA	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,041,610

Illinois — 7.9%
1,000,000	AAA	Chicago, IL, Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (d)	1,088,180
3,000,000	AAA	Chicago, IL, O’Hare International Airport, General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)	3,351,810
		Chicago, IL, Single-Family Mortgage Revenue:
285,000	Aaa(f)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	300,638
70,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	71,367
3,000,000	AAA	Chicago, IL, Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (d)	3,252,900
10,000,000	AA+	Illinois Finance Authority Revenue, Northwestern University, 5.000% due 12/1/42	10,417,100
		Illinois Health Facilities Authority Revenue:
455,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (g)	498,871
3,000,000	A	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (d)	3,257,070
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,620,735
		Illinois Housing Development Authority, MFH Revenue:
505,000	A+	Series 1991A, 8.125% due 7/1/10	523,473
1,830,000	AAA	Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,984,269
6,000,000	AAA	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22 (b)	6,444,720

See Notes to Financial Statements.

6         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 7.9% (continued)
$1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	$1,095,980
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,408,472
2,000,000	A+	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,025,720

		Total Illinois	37,341,305

Indiana — 2.5%
2,210,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (g)	2,417,696
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31	3,208,920
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14	4,219,804
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,138,120

		Total Indiana	11,984,540

Iowa — 1.4%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	3,271,980
3,000,000	A-1(f)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,235,440

		Total Iowa	6,507,420

Kansas — 0.3%
1,000,000	BBB-(h)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,084,210
205,000	Aaa(f)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(c)	208,669

		Total Kansas	1,292,879

Louisiana — 0.5%
1,000,000	Aaa(f)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,104,530
1,000,000	BBB	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,058,620

		Total Louisiana	2,163,150

Maryland — 0.5%
2,350,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	2,529,140

Massachusetts — 2.6%
895,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (e)(g)	973,769

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         7

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 2.6% (continued)
$2,000,000	AAA	Massachusetts State, GO, RITES, Series PA 993-R, MBIA-Insured, 7.045% due 10/5/06 (i)	$2,347,600
1,000,000	AA	Massachusetts State DFA Revenue, May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,051,810
		Massachusetts State HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,088,700
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	3,374,130
1,250,000	BBB	University of Massachusetts Memorial Health Care Inc., Series C, 6.625% due 7/1/32	1,382,962
865,000	AAA	Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	925,732
1,000,000	AAA	Massachusetts State Water Pollution Abatement Trust, Pool Program, Series 9, 5.250% due 8/1/28	1,077,670

		Total Massachusetts	12,222,373

Michigan — 0.5%
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,075,890
1,220,000	NR	Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	1,176,605

		Total Michigan	2,252,495

Minnesota — 0.5%
1,500,000	Aaa(f)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,671,300
530,000	AAA	Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (g)	647,204

		Total Minnesota	2,318,504

Mississippi — 1.7%
1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,815,022
3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22	3,665,340
2,000,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	2,346,860

		Total Mississippi	7,827,222

Missouri — 5.0%
55,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	56,876
22,800,000	AAA	Springfield, MO, Public Utility Revenue, FGIC-Insured, 4.750% due 8/1/34	23,540,088

		Total Missouri	23,596,964

See Notes to Financial Statements.

8         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Montana — 0.1%
$230,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (g)	$246,804

Nebraska — 0.1%
540,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (g)	605,621

Nevada — 1.9%
		Henderson, NV, Health Care Facility Revenue, Catholic West, Series A:
2,630,000	A-	Call 7/1/10 @ 101, 6.750% due 7/1/20 (d)	2,929,662
370,000	A-	Unrefunded, 6.750% due 7/1/20	410,101
5,000,000	AAA	Washoe County, NV, GO, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (b)(d)	5,434,000

		Total Nevada	8,773,763

New Hampshire — 1.9%
		New Hampshire HEFA Revenue:
2,000,000	A	Covenant Health System, 5.500% due 7/1/34	2,125,340
1,000,000	A	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,091,280
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (d)	1,155,960
		New Hampshire State Turnpike Systems Revenue, Refunding Bonds, FGIC-Insured:
1,000,000	AAA	RIBS, Series C, 10.193% due 10/19/06 (j)	1,044,760
3,500,000	AAA	Series A, 6.750% due 11/1/11	3,578,330

		Total New Hampshire	8,995,670

New Jersey — 4.2%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,606,695
1,000,000	AAA	New Jersey, EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,078,310
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,225,460
		New Jersey State Transportation Trust Fund Authority, RITES:
2,500,000	AAA	Series PA 958R, MBIA-Insured, 8.055% due 10/5/06 (i)	3,073,900
1,000,000	AAA	Series PA 958R-B, MBIA-Insured, 8.055% due 10/5/06 (i)	1,229,560
4,365,000	AAA	New Jersey State Turnpike Authority Revenue, Refunding, Series A, 5.250% due 1/1/29	5,043,757
5,000,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39 (b)	5,604,050

		Total New Jersey	19,861,732

New York — 6.0%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,296,962
2,000,000	BBB(h)	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,138,040
1,000,000	Aaa(f)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,105,520

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         9

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 6.0% (continued)
		New York City, NY:
$1,000,000	AAA	Housing Development Corp., Capital Funding Program, New York City Housing Authority Program, Series A, FGIC-Insured, 5.000% due 7/1/17	$1,076,920
		Municipal Water Finance Authority, Water & Sewer System Revenue:
2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27 (b)	2,655,550
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,093,180
		New York State Dormitory Authority Lease Revenue:
3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22	3,860,675
2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (d)	2,183,640
1,150,000	AA-	New York State Dormitory Authority Revenue, Series B, 7.500% due 5/15/11	1,278,516
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (d)	3,330,750
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	NR	7.000% due 8/1/21	1,059,740
1,000,000	NR	7.000% due 8/1/31	1,059,230
1,250,000	NR	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,269,913
1,000,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,020,260
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,718,720
1,260,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.250% due 1/1/10	1,334,126

		Total New York	28,481,742

North Carolina — 2.5%
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,799,450
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (d)	1,613,527
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,733,900
5,000,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	5,396,300

		Total North Carolina	11,543,177

Ohio — 3.5%
3,130,000	AAA	Cincinnati, OH, City School District, GO, School Improvement, FSA-Insured, 5.250% due 6/1/16	3,403,812
3,000,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,363,780

See Notes to Financial Statements.

10         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 3.5% (continued)
$1,000,000	Aaa(f)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	$1,057,750
350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	324,058
2,925,000	Aa2(f)	Hamilton County, OH, Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,022,578
4,670,000	AAA	Ohio State Water Development Authority Revenue, 9.375% due 12/1/10 (g)	5,079,186

		Total Ohio	16,251,164

Oklahoma — 1.0%
380,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	382,014
3,960,000	AA-	Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,448,109

		Total Oklahoma	4,830,123

Oregon — 1.5%
		Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
630,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (d)	719,970
370,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	403,681
4,000,000	AAA	Oregon State Department of Administrative Services, Series A, FGIC-Insured, 5.000% due 11/1/32	4,236,920
855,000	Aa1(f)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	862,866
1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,074,430

		Total Oregon	7,297,867

Pennsylvania — 5.1%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,384,275
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	3,069,048
3,335,000	AAA	Delaware River Port Authority PA & NJ, R-B RITES, Series PA 964, 7.055% due 10/5/06 (i)	3,928,430
2,115,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (d)	2,372,438
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,055,540
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (d)	1,312,380
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (k)	50,000
1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	1,017,650

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         11

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 5.1% (continued)
		Pennsylvania State Higher EFA Revenue, Series A:
$985,000	Baa3(f)	Student Association, Inc. Project, 6.750% due 9/1/32	$1,073,078
1,000,000	A+	UPMC Health Systems, 6.000% due 1/15/31	1,094,190
6,000,000	AAA	Pennsylvania State Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25 (b)	6,431,700
1,025,000	AAA	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (g)	1,243,397

		Total Pennsylvania	24,032,126

Puerto Rico — 0.5%
2,000,000	AAA	Puerto Rico Electric Power Authority Revenue, Series RR, 5.000% due 7/1/25	2,131,000

Rhode Island — 2.4%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24	3,452,826
3,900,000	Aa3(f)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18	4,103,190
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20	3,750,642

		Total Rhode Island	11,306,658

South Carolina — 0.6%
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (g)	726,183
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	854,739
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,084,360

		Total South Carolina	2,665,282

Texas — 12.2%
3,000,000	CCC+	Alliance Airport Authority, Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (a)	3,047,010
2,250,000	BBB-	Austin, TX, Convention Enterprises, Inc., Convention Center, First Tier, Series A, 6.700% due 1/1/32	2,421,922
		Bexar County, TX:
1,500,000	BBB-	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32	1,605,585
		Housing Finance Corp., MFH Revenue:
1,450,000	Aaa(f)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	1,562,302
1,000,000	Aaa(f)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,020,990
		Brazos River, TX, Harbor Navigation District:
5,000,000	Aa3(f)	BASF Corp. Project, 6.750% due 2/1/10 (b)	5,479,200
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)(b)	5,613,450

See Notes to Financial Statements.

12         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 12.2% (continued)
$3,500,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	$3,505,040
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3(f)	American Village Communities, 6.375% due 12/1/32	3,178,500
2,390,000	A3(f)	La Plaza Apartments, 6.750% due 7/1/30	2,514,423
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,955,000	Aaa(f)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,340,573
25,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	7,644
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15	1,854,396
5,000,000	Ba1(f)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)(b)	5,692,050
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,840,000	NR	6.700% due 11/15/23	1,924,622
2,000,000	NR	7.875% due 11/15/26	2,210,140
994,000	Aaa(f)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,103,191
1,550,000	Aaa(f)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,630,104
2,500,000	A+	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (d)	2,813,300
5,000,000	AA	Texas State, GO, Transportation Communication-Mobility Fund, 5.000% due 4/1/21	5,363,050
		Weatherford, TX, ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon bond to yield 6.703% due 2/15/21 (d)	634,472
10,000	AAA	Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,258

		Total Texas	57,526,222

Utah — 1.4%
915,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (g)	1,164,868
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, 5.000% due 8/1/20	3,939,100
1,140,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (e)(g)	1,273,654

		Total Utah	6,377,622

Virginia — 0.3%
1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	1,532,606

Washington — 1.3%
2,865,000	Baa1(f)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	3,091,364
3,000,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,221,580

		Total Washington	6,312,944

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         13

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

West Virginia — 0.2%
$1,000,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (g)	$1,140,950

Wisconsin — 1.6%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)	3,560,645
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,058,520
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,956,238
875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	911,225

		Total Wisconsin	7,486,628

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $410,635,791)	436,724,541

SHORT-TERM INVESTMENTS (l) — 6.3%
Florida — 0.4%
1,700,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 3.830%, 10/2/06	1,700,000
200,000	VMIG1(f)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.860%, 10/2/06	200,000

		Total Florida	1,900,000

Georgia — 0.9%
		Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
300,000	A-1+	Project, Series C, MBIA-Insured, SPA-JPMorgan Chase, 3.840%, 10/2/06	300,000
1,600,000	A-1+	Vogtle, AMBAC-Insured, SPA-JPMorgan Chase, 3.840%, 10/2/06	1,600,000
2,400,000	A-1+	Fulton County, GA, Development Authority, Residential Care Facilities, Lenbrook Square Foundation, LOC-Bank of Scotland, 3.900%, 10/2/06	2,400,000

		Total Georgia	4,300,000

Massachusetts — 1.0%
2,600,000	A-1+	Massachusetts State GO, Consolidated Loan, Series A, SPA-Dexia Credit Local, 3.820%, 10/2/06	2,600,000
2,000,000	A-1+	Massachusetts State HEFA, Partners Healthcare Systems, Series D-6, 3.830%, 10/2/06	2,000,000

		Total Massachusetts	4,600,000

Missouri — 0.2%
1,100,000	A-1+	Missouri State HEFA, Washington University, Series B, SPA-JPMorgan Chase, 3.890%, 10/2/06	1,100,000

See Notes to Financial Statements.

14         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 0.4%
$1,100,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health Systems, Series B, SPA-Wachovia Bank, 3.890%, 10/2/06	$1,100,000
		Philadelphia, PA:
600,000	A-1+	Hospitals & HEFA Hospital Revenue, Children’s Hospital Philadelphia, Class A, SPA-Bank of America, 3.880%, 10/2/06	600,000
100,000	A-1+	Hospitals & Higher EFA Revenue, Children’s Hospital Project D, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.880%, 10/2/06	100,000

		Total Pennsylvania	1,800,000

Tennessee — 0.0%
100,000	VMIG1(f)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase, 3.800%, 10/2/06	100,000

Texas — 3.1%
		Harris County, TX, Health Facilities Development Corp. Revenue:
3,200,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.890%, 10/2/06	3,200,000
1,000,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.890%, 10/2/06	1,000,000
7,300,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.890%, 10/2/06	7,300,000
3,100,000	A-1+	Harris County, TX, Health Facilities Development Corp. Special Facilities Revenue, Refunding, Texas Medical Center Projects, MBIA-Insured, SPA- JPMorgan Chase, 3.890%, 10/2/06	3,100,000

		Total Texas	14,600,000

Utah — 0.2%
600,000	A-1	Carbon County, UT, PCR, Refunding Pacificorp Projects, AMBAC-Insured, 3.820%, 10/2/06	600,000
525,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services, Series B, SPA-Westdeutsche Landesbank, 3.890%, 10/2/06	525,000

		Total Utah	1,125,000

Virginia — 0.1%
295,000	F-1+(h)	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank, 3.800%, 10/2/06	295,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $29,820,000)	29,820,000

		TOTAL INVESTMENTS — 99.0% (Cost — $440,455,791#)	466,544,541
		Other Assets in Excess of Liabilities — 1.0%	4,505,817

		TOTAL NET ASSETS — 100.0%	$471,050,358

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         15

Schedule of Investments (September 30, 2006) (unaudited) (continued)

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rating by Moody’s Investors Service.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Rating by Fitch Ratings Service.

(i)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(j)	Residual interest bonds—coupon varies inversely with level of short-term tax-exempt interest rates.

(k)	Security is currently in default.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 18 and 19 for definitions of ratings.

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TOB	— Tender Option Bonds Structure
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

See Notes to Financial Statements.

16         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Summary of Investments by Industry* (unaudited)

Hospitals	15.9%
Transportation	11.6
Pre-Refunded	9.6
Utilities	9.1
Housing: Multi-Family	7.0
Miscellaneous	6.9
Education	5.5
Water & Sewer	5.3
Pollution Control	4.8
General Obligation	4.7
Industrial Development	4.5
Public Facilities	4.3
Escrowed to Maturity	3.7
Life Care Systems	2.3
Tobacco	2.0
Other	2.8

Total	100.0%

*	As a percentage of total investments. Please note that Fund Holdings are as of September 30, 2006 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         17

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

18         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         19

Statement of Assets and Liabilities (September 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $440,455,791)	$466,544,541
Cash	11,836
Interest receivable	7,107,574
Receivable for securities sold	6,521,307
Receivable for Fund shares sold	2,883,843
Prepaid expenses	33,429

Total Assets	483,102,530

LIABILITIES:
Payable for securities purchased	10,386,600
Distributions payable	920,737
Payable for Fund shares repurchased	475,891
Investment management fee payable	171,046
Distribution fees payable	26,924
Deferred compensation payable	18,563
Trustees’ fees payable	3,641
Accrued expenses	48,770

Total Liabilities	12,052,172

Total Net Assets	$471,050,358

NET ASSETS:
Par value (Note 6)	$35,641
Paid-in capital in excess of par value	467,962,541
Undistributed net investment income	328,879
Accumulated net realized loss on investments and futures contracts	(22,873,114)
Net unrealized appreciation on investments and futures contracts	25,596,411

Total Net Assets	$471,050,358

Shares Outstanding:
Class A	30,010,758

Class B	2,791,118

Class C	2,839,015

Net Asset Value:
Class A (and redemption price)	$13.22

Class B *	$13.19

Class C *	$13.25

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.00%)	$13.77

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$11,907,761

EXPENSES:
Investment management fee (Note 2)	970,557
Distribution fees (Notes 2 and 4)	510,403
Shareholder reports (Note 4)	29,533
Registration fees	26,145
Transfer agent fees (Note 4)	17,530
Legal fees	17,254
Audit and tax	17,250
Insurance	5,544
Trustees’ fees	5,422
Custody fees	1,831
Miscellaneous expenses	6,499

Total Expenses	1,607,968
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(16,790)

Net Expenses	1,591,178

Net Investment Income	10,316,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	687,216
Futures contracts	5,241,680

Net Realized Gain	5,928,896

Change in Net Unrealized Appreciation/Depreciation From:
Investments	5,246,231
Futures contracts	(3,572,503)

Change in Net Unrealized Appreciation/Depreciation	1,673,728

Net Gain on Investments and Futures Contracts	7,602,624

Increase in Net Assets From Operations	$17,919,207

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         21

Statements of Changes in Net Assets

For the six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006

	September 30	March 31
OPERATIONS:
Net investment income	$10,316,583	$20,391,054
Net realized gain (loss)	5,928,896	(3,559,743)
Change in net unrealized appreciation/depreciation	1,673,728	1,310,748

Increase in Net Assets From Operations	17,919,207	18,142,059

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(10,295,953)	(21,617,347)

Decrease in Net Assets From Distributions to Shareholders	(10,295,953)	(21,617,347)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	78,912,231	59,813,706
Reinvestment of distributions	4,672,681	9,764,778
Cost of shares repurchased	(31,067,524)	(76,003,239)

Increase (Decrease) in Net Assets From Fund Share Transactions	52,517,388	(6,424,755)

Increase (Decrease) in Net Assets	60,140,642	(9,900,043)
NET ASSETS:
Beginning of period	410,909,716	420,809,759

End of period*	$471,050,358	$410,909,716

* Includes undistributed net investment income of:	$328,879	$308,249

See Notes to Financial Statements.

22         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2006(2)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$12.99		$13.09	$13.24		$13.17	$13.18	$13.58

Income (Loss) From Operations:
Net investment income	0.32		0.66	0.73		0.76	0.77	0.77
Net realized and unrealized gain (loss)	0.23		(0.07)	(0.14)		0.05	(0.02)	(0.41)

Total Income From Operations	0.55		0.59	0.59		0.81	0.75	0.36

Less Distributions From:
Net investment income	(0.32)		(0.69)	(0.74)		(0.74)	(0.76)	(0.76)

Total Distributions	(0.32)		(0.69)	(0.74)		(0.74)	(0.76)	(0.76)

Net Asset Value, End of Period	$13.22		$12.99	$13.09		$13.24	$13.17	$13.18

Total Return(3)	4.28%		4.69%	4.57	%(4)	6.28%	5.74%	2.67%

Net Assets, End of Period (000s)	$396,624		$339,503	$339,818		$356,627	$368,188	$404,803

Ratios to Average Net Assets:
Gross expenses	0.66	%(5)	0.67%	0.66%		0.64%	0.67%	0.66%
Net expenses	0.65	(5)(6)	0.65 (6)	0.66	(6)	0.64	0.67	0.66
Net investment income	4.87	(5)	5.06	5.52		5.76	5.76	5.67

Portfolio Turnover Rate	16%		10%	20%		31%	43%	52%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class B Shares(1)	2006(2)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$12.96		$13.07	$13.21		$13.15	$13.16	$13.57

Income (Loss) From Operations:
Net investment income	0.29		0.59	0.66		0.69	0.70	0.70
Net realized and unrealized gain (loss)	0.23		(0.08)	(0.13)		0.04	(0.02)	(0.41)

Total Income From Operations	0.52		0.51	0.53		0.73	0.68	0.29

Less Distributions From:
Net investment income	(0.29)		(0.62)	(0.67)		(0.67)	(0.69)	(0.70)

Total Distributions	(0.29)		(0.62)	(0.67)		(0.67)	(0.69)	(0.70)

Net Asset Value, End of Period	$13.19		$12.96	$13.07		$13.21	$13.15	$13.16

Total Return(3)	4.02%		4.06%	4.12	%(4)	5.68%	5.25%	2.13%

Net Assets, End of Period (000s)	$36,813		$40,528	$49,411		$57,978	$64,348	$57,661

Ratios to Average Net Assets:
Gross expenses	1.17	%(5)	1.19%	1.18%		1.15%	1.18%	1.17%
Net expenses	1.16	(5)(6)	1.19 (6)	1.17	(6)	1.15	1.18	1.17
Net investment income	4.37	(5)	4.53	5.01		5.25	5.25	5.17

Portfolio Turnover Rate	16%		10%	20%		31%	43%	52%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)	2006(2)		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$13.02		$13.13	$13.27		$13.20	$13.20	$13.59

Income (Loss) From Operations:
Net investment income	0.28		0.58	0.65		0.69	0.69	0.70
Net realized and unrealized gain (loss)	0.23		(0.07)	(0.13)		0.04	(0.01)	(0.41)

Total Income From Operations	0.51		0.51	0.52		0.73	0.68	0.29

Less Distributions From:
Net investment income	(0.28)		(0.62)	(0.66)		(0.66)	(0.68)	(0.68)

Total Distributions	(0.28)		(0.62)	(0.66)		(0.66)	(0.68)	(0.68)

Net Asset Value, End of Period	$13.25		$13.02	$13.13		$13.27	$13.20	$13.20

Total Return(3)	3.99%		4.00%	4.03	%(4)	5.66%	5.18%	2.13%

Net Assets, End of Period (000s)	$37,613		$30,879	$31,581		$31,099	$31,168	$29,777

Ratios to Average Net Assets:
Gross expenses	1.22	%(5)	1.24%	1.24%		1.22%	1.24%	1.23%
Net expenses	1.20	(5)(6)	1.24 (6)	1.23	(6)	1.22	1.24	1.23
Net investment income	4.31	(5)	4.47	4.95		5.18	5.19	5.11

Portfolio Turnover Rate	16%		10%	20%		31%	43%	52%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended September 30, 2006 (unaudited).

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(5)	Annualized.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         25

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners National Municipals Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

26         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement the Fund paid an investment management fee calculated daily and paid monthly at an annual rate of 0.45% of the Fund’s average daily net assets.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended September 30, 2006, SBFM and LMPFA waived a portion of their investment management fees in the amount of $16,790.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

There is a maximum initial sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2006, LMIS and its affiliates did not receive sales charges from the Fund’s Class A shares. In addition, for the six months ended September 30, 2006, there were no CDSCs paid to LMIS and its affiliates.

As of November 20, 2006, the maximum initial sales charge on Class A shares of the Fund increased from 4.00% to 4.25% for shares purchased on or after that date.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Trustees voted to discontinue offering the Plan to its members, effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2006, the Fund had accrued $18,563 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended September 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$126,679,333

Sales	66,931,597

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,398,956
Gross unrealized depreciation	(1,310,206)

Net unrealized appreciation	$26,088,750

28         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At September 30, 2006, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
U.S. Treasury Bond Future	415	12/06	$46,156,255	$46,648,594	$(492,339)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$269,943	$13,821	$21,092
Class B	124,296	2,353	4,880
Class C	116,164	1,356	3,561

Total	$510,403	$17,530	$29,533

LMIS and CGM have agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS and CGM in performing their services under the distribution plan. During the six months ended September 30, 2006, no reimbursement was required.

5.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Net Investment Income:
Class A	$8,748,773	$17,926,790
Class B	833,899	2,173,858
Class C	713,281	1,516,699

Total	$10,295,953	$21,617,347

6.	Shares of Beneficial Interest

At September 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2006		Year Ended March 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,214,903	$68,297,725	3,859,205	$49,979,020
Shares issued on reinvestment	310,048	4,059,316	643,102	8,325,928
Shares repurchased	(1,652,938)	(21,610,512)	(4,313,936)	(55,849,184)

Net Increase	3,872,013	$50,746,529	188,371	$2,455,764

Class B
Shares sold	113,578	$1,482,861	252,254	$3,256,854
Shares issued on reinvestment	20,232	264,230	56,821	734,226
Shares repurchased	(469,324)	(6,119,059)	(962,898)	(12,444,625)

Net Decrease	(335,514)	$(4,371,968)	(653,823)	$(8,453,545)

Class C
Shares sold	696,023	$9,131,645	506,039	$6,577,832
Shares issued on reinvestment	26,598	349,135	54,299	704,624
Shares repurchased	(255,160)	(3,337,953)	(594,604)	(7,709,430)

Net Increase (Decrease)	467,461	$6,142,827	(34,266)	$(426,974)

7.	Capital Loss Carryforward

As of March 31, 2006, the Fund had a net capital loss carryforward of $24,690,079 of which $684,820 expires in 2008, $3,676,518 expires in 2009, $2,206,821 expires in 2012, $16,251,657 expires in 2013 and $1,870,263 expires in 2014. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also

30         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Com -

32         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

plaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM and SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Additional Shareholder Information

The Fund’s Board approved certain share class modifications which, among other things, will standardize share class features for all equity and fixed income funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications were implemented on November 20, 2006.

The Fund’s Board also approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders have been asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB

Legg Mason Partners National Municipals Fund 2006 Annual Report         33

Notes to Financial Statements (unaudited) (continued)

Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

34         Legg Mason Partners National Municipals Fund 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 22, 2006 the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in

Legg Mason Partners National Municipals Fund         35

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further

36         Legg Mason Partners National Municipals Fund

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Legg Mason Partners National Municipals Fund          37

Legg Mason Partners National Municipals Fund

TRUSTEES Lee Abraham Jane F. Dasher Donald R. Foley R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners National Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD0806 11/06	SR06-180

Legg Mason Partners National Municipals Fund

The Fund is a separate investment fund of the Legg Mason Partners Municipal Funds, a Massachusetts business trust.

LEGG MASON PARTNERS NATIONAL MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Muni Funds — National Portfolio name.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

Exhibit 99. CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Municipal Funds

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Legg Mason Partners Municipal Funds

Date: December 8, 2006